Share-based payments - Cash settled, 2020, 2021, 2022 and 2023 Plan (Details)	12 Months Ended
	Dec. 31, 2023 shares R / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares R / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares R / shares	Dec. 31, 2021 shares $ / shares
Share-based payments
TSR Weighting percentage	50.00%	50.00%
GSR Weighting percentage	20.00%	20.00%
ROCE Weighting percentage	30.00%	30.00%
Standard deviations, volatility adjustment	1.5	1.5
Term, volatility adjustment	200 days	200 days
TSR
Share-based payments
Expected term (years)	3 years	3 years
ROIC
Share-based payments
Expected term (years)	3 years	3 years
ESG
Share-based payments
Expected term (years)	3 years	3 years
Maximum
Share-based payments
ROCE Weighting percentage	250.00%	250.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan
Share-based payments
Committed shares for 1 MSU	1	1
Sibanye Stillwater Minimum Shareholding Requirement Plan | Minimum
Share-based payments
Target shareholding	100.00%	100.00%
Sibanye Stillwater Minimum Shareholding Requirement Plan | Maximum
Share-based payments
Target shareholding	200.00%	200.00%
Sibanye Stillwater 2020 Share Plan Conditional Shares
Share-based payments
Outstanding at beginning of the year (in shares)	12,578,174	12,578,174	13,754,209	13,754,209	15,319,984	15,319,984
Granted during the year (in shares)	0	0	0	0	10,814	10,814
Vested (in shares)	(4,765,694)	(4,765,694)	(206,462)	(206,462)	(351,069)	(351,069)
Forfeited (in shares)	(7,728,834)	(7,728,834)	(969,573)	(969,573)	(1,225,520)	(1,225,520)
Outstanding at end of the year (in shares)	83,646	83,646	12,578,174	12,578,174	13,754,209	13,754,209
Weighted average share price (ZAR/USD per share) | R / shares					R 49.10
Weighted average fair value per share (in ZAR per share) | R / shares					R 29.95
Sibanye Stillwater 2020 Share Plan Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	17,955	17,955	53,868	53,868	950,220	950,220
Granted during the year (in shares)	0	0	0	0	125,693	125,693
Vested (in shares)	(17,955)	(17,955)	(35,913)	(35,913)	(997,390)	(997,390)
Forfeited (in shares)	0	0	0	0	(24,655)	(24,655)
Outstanding at end of the year (in shares)	0	0	17,955	17,955	53,868	53,868
Weighted average share price (ZAR/USD per share) | (per share)					R 49.10	$ 12.54
Weighted average fair value per share (in ZAR per share) | R / shares					R 53.14
Sibanye Stillwater 2020 Share Plan Forfeitable Shares | Minimum
Share-based payments
Expected term (months)					9 months	9 months
Expected dividend yield (US/SA) %					27.67%	27.67%
Risk-free interest rate (US/SA) %					0.56%	0.56%
Sibanye Stillwater 2020 Share Plan Forfeitable Shares | Maximum
Share-based payments
Expected term (months)					18 months	18 months
Expected dividend yield (US/SA) %					6.39%	6.39%
Risk-free interest rate (US/SA) %					4.35%	4.35%
Sibanye Stillwater 2021 Share Plan Conditional Shares
Share-based payments
Outstanding at beginning of the year (in shares)	3,281,578	3,281,578	3,445,487	3,445,487	0	0
Granted during the year (in shares)	618	618	32,618	32,618	3,672,565	3,672,565
Vested (in shares)	(45,104)	(45,104)	(52,356)	(52,356)	0	0
Forfeited (in shares)	(296,755)	(296,755)	(144,171)	(144,171)	(227,078)	(227,078)
Outstanding at end of the year (in shares)	2,940,337	2,940,337	3,281,578	3,281,578	3,445,487	3,445,487
Weighted average share price (ZAR/USD per share) | R / shares			R 44.72
Weighted average fair value per share (in ZAR per share) | R / shares			R 23.69
Sibanye Stillwater 2021 Share Plan Conditional Shares | Minimum
Share-based payments
Expected term (years)			2 months 1 day	2 months 1 day	1 year	1 year
Weighted average historical volatility1%			48.29%	48.29%	44.29%	44.29%
Expected term (months)			2 months	2 months	14 months	14 months
Expected dividend yield (US/SA) %			7.45%	7.45%	4.62%	4.62%
Risk-free interest rate (US/SA) %			7.16%	7.16%	4.81%	4.81%
Sibanye Stillwater 2021 Share Plan Conditional Shares | Maximum
Share-based payments
Expected term (years)			3 years	3 years	3 years	3 years
Weighted average historical volatility1%			52.15%	52.15%	68.56%	68.56%
Expected term (months)			36 months	36 months	36 months	36 months
Expected dividend yield (US/SA) %			17.83%	17.83%	8.99%	8.99%
Risk-free interest rate (US/SA) %			7.82%	7.82%	5.68%	5.68%
Sibanye Stillwater 2021 Share Plan Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	696,314	696,314	0	0
Granted during the year (in shares)	0	0	0	0	1,510,599	1,510,599
Vested (in shares)	0	0	(673,849)	(673,849)	(722,474)	(722,474)
Forfeited (in shares)	0	0	(22,465)	(22,465)	(91,811)	(91,811)
Outstanding at end of the year (in shares)	0	0	0	0	696,314	696,314
Weighted average share price (ZAR/USD per share) | (per share)			R 44.72	$ 10.66
Weighted average fair value per share (in ZAR per share) | R / shares			R 49.95
Sibanye Stillwater 2021 Share Plan Forfeitable Shares | Minimum
Share-based payments
Expected term (months)			9 months	9 months
Expected dividend yield (US/SA) %			54.24%	54.24%
Risk-free interest rate (US/SA) %			2.48%	2.48%
Sibanye Stillwater 2021 Share Plan Forfeitable Shares | Maximum
Share-based payments
Expected term (months)			18 months	18 months
Expected dividend yield (US/SA) %			11.14%	11.14%
Risk-free interest rate (US/SA) %			7.55%	7.55%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares
Share-based payments
Outstanding at beginning of the year (in shares)	7,196,744	7,196,744	0	0	0	0
Granted during the year (in shares)	301,388	301,388	7,401,740	7,401,740	0	0
Vested (in shares)	(21,485)	(21,485)	(5,967)	(5,967)	0	0
Forfeited (in shares)	(579,437)	(579,437)	(199,029)	(199,029)	0	0
Outstanding at end of the year (in shares)	6,897,210	6,897,210	7,196,744	7,196,744	0	0
Weighted average share price (ZAR/USD per share) | R / shares	R 24.90
Weighted average fair value per share (in ZAR per share) | R / shares	R 15.45
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares | Minimum
Share-based payments
Expected term (years)	2 months 1 day	2 months 1 day
Weighted average historical volatility1%	49.47%	49.47%
Expected term (months)	2 months	2 months
Expected dividend yield (US/SA) %	0.00%	0.00%
Risk-free interest rate (US/SA) %	7.67%	7.67%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares | Maximum
Share-based payments
Expected term (years)	3 years	3 years
Weighted average historical volatility1%	60.64%	60.64%
Expected term (months)	36 months	36 months
Expected dividend yield (US/SA) %	4.44%	4.44%
Risk-free interest rate (US/SA) %	8.30%	8.30%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	670,522	670,522	0	0	0	0
Granted during the year (in shares)	9,783	9,783	1,410,614	1,410,614	0	0
Vested (in shares)	(626,241)	(626,241)	(678,252)	(678,252)	0	0
Forfeited (in shares)	(54,064)	(54,064)	(61,840)	(61,840)	0	0
Outstanding at end of the year (in shares)	0	0	670,522	670,522	0	0
Weighted average share price (ZAR/USD per share) | (per share)	R 24.9	$ 5.43
Weighted average fair value per share (in ZAR per share) | R / shares	R 29.51
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares | Minimum
Share-based payments
Expected term (months)	9 months	9 months
Expected dividend yield (US/SA) %	2.98%	2.98%
Risk-free interest rate (US/SA) %	2.22%	2.22%
Sibanye Stillwater2022 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares | Maximum
Share-based payments
Expected term (months)	18 months	18 months
Expected dividend yield (US/SA) %	2.81%	2.81%
Risk-free interest rate (US/SA) %	8.17%	8.17%
Sibanye Stillwater2023 Share Plan & Minimum Shareholding Requirement Plan, Conditional and matching Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	9,598,092	9,598,092	0	0	0	0
Vested (in shares)	(8,024)	(8,024)	0	0	0	0
Forfeited (in shares)	(655,818)	(655,818)	0	0	0	0
Outstanding at end of the year (in shares)	8,934,250	8,934,250	0	0	0	0
Sibanye Stillwater2023 Share Plan & Minimum Shareholding Requirement Plan, Forfeitable Shares
Share-based payments
Outstanding at beginning of the year (in shares)	0	0	0	0	0	0
Granted during the year (in shares)	2,722,393	2,722,393	0	0	0	0
Vested (in shares)	(1,269,811)	(1,269,811)	0	0	0	0
Forfeited (in shares)	(219,822)	(219,822)	0	0	0	0
Outstanding at end of the year (in shares)	1,232,760	1,232,760	0	0	0	0